INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (173)	$ (370)
Recognized in income	45	41
Recognized in other comprehensive income	(24)	(4)	$ 2
Other	13	160
Net deferred tax (liability) asset	$ (139)	$ (173)	$ (370)